INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Raw materials	$ 56,213	$ 103,049
Production supplies	122,794	98,548
Work in progress	66,432	56,194
Finished goods	610,203	441,726
Spare Parts	174,554	168,945
Total Inventories	$ 1,030,196	$ 868,462